Consolidated Balance Sheets (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011		Dec. 31, 2010
Assets
Cash and due from banks	$ 23,469,000,000		$ 27,567,000,000
Deposits with banks	80,842,000,000		21,673,000,000
Federal funds sold and securities purchased under resale agreements (included $19,998 and $20,299 at fair value)	217,356,000,000		222,554,000,000
Securities borrowed (included $15,334 and $13,961 at fair value)	119,000,000,000		123,587,000,000
Trading assets (included assets pledged of $100,385 and $73,056)	501,148,000,000		489,892,000,000
Securities (included $334,784 and $316,318 at fair value and assets pledged of $93,668 and $86,891)	334,800,000,000		316,336,000,000
Loans (included $1,805 and $1,976 at fair value)	685,996,000,000		692,927,000,000
Allowance for loan losses	(29,750,000,000)		(32,266,000,000)
Loans, net of allowance for loan losses	656,246,000,000		660,661,000,000
Accrued interest and accounts receivable	79,236,000,000		70,147,000,000
Premises and equipment	13,422,000,000		13,355,000,000
Goodwill	48,856,000,000		48,854,000,000
Mortgage servicing rights	13,093,000,000		13,649,000,000
Other intangible assets	3,857,000,000		4,039,000,000
Other assets (included $19,610 and $18,201 at fair value and assets pledged of $1,603 and $1,485)	106,836,000,000		105,291,000,000
Total assets	2,198,161,000,000	[1]	2,117,605,000,000	[1]
Liabilities
Deposits (included $4,277 and $4,369 at fair value)	995,829,000,000		930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,214 and $4,060 at fair value)	285,444,000,000		276,644,000,000
Commercial paper	46,022,000,000		35,363,000,000
Other borrowed funds (included $10,616 and $9,931 at fair value)	36,704,000,000		34,325,000,000
Trading liabilities	141,393,000,000		146,166,000,000
Accounts payable and other liabilities (included the allowance for lending-related commitments of $688 and $717 and $146 and $236 at fair value)	171,638,000,000		170,330,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917,000,000		77,649,000,000
Long-term debt (included $37,915 and $38,839 at fair value)	269,616,000,000		270,653,000,000
Total liabilities	2,017,563,000,000	[1]	1,941,499,000,000	[1]
Commitments and contingencies (see Notes 21 and 23 of this Form 10-Q)
Stockholders' equity
Preferred stock ($1 par value; authorized 200,000,000 shares: issued 780,000 shares)	7,800,000,000		7,800,000,000
Common stock ($1 par value; authorized 9,000,000,000 shares; issued 4,104,933,895 shares)	4,105,000,000		4,105,000,000
Capital surplus	94,660,000,000		97,415,000,000
Retained earnings	78,342,000,000		73,998,000,000
Accumulated other comprehensive income/(loss)	712,000,000		1,001,000,000
Shares held in RSU Trust, at cost (1,191,389 and 1,192,712 shares	(53,000,000)		(53,000,000)
Treasury stock, at cost (118,308,413 and 194,639,785 shares)	(4,968,000,000)		(8,160,000,000)
Total stockholders' equity	180,598,000,000		176,106,000,000
Total liabilities and stockholders' equity	2,198,161,000,000		2,117,605,000,000
Limited program-wide credit enhancement	2,000,000,000		2,000,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Trading assets (included assets pledged of $100,385 and $73,056)	10,303,000,000		9,837,000,000
Loans (included $1,805 and $1,976 at fair value)	84,208,000,000		95,587,000,000
Other assets (included $19,610 and $18,201 at fair value and assets pledged of $1,603 and $1,485)	3,341,000,000		3,494,000,000
Total assets	97,852,000,000		108,918,000,000
Liabilities
Accounts payable and other liabilities (included the allowance for lending-related commitments of $688 and $717 and $146 and $236 at fair value)	1,747,000,000		1,922,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,276 and $1,495 at fair value)	70,917,000,000		77,649,000,000
Total liabilities	$ 72,664,000,000		$ 79,571,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at March 31, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.